Related Party Transactions - Schedule of Transactions with Key Personnel (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	$ 67	$ 115
Consumer loans [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	345	389
Commercial Loan 1 [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	546	534
Mortgages1 [member]
Disclosure of detailed information about financial instruments [line items]
MCh$	$ 306	$ 366